                                                Filed Pursuant to Rule 497e
                                                Registration File No.: 333-20635

                                                             [GRAPHIC OMITTED]


                        Supplement dated November 1, 2001
                      to Prospectus dated September 4, 2001

Orbitex Medical Sciences Fund and Orbitex Emerging Technology Fund are available for purchase as of November 1, 2001. Orbitex Cazenove International Fund is currently not available for purchase.

                                   **********

Class C Shares of Orbitex Energy & Basic Materials Fund are currently not available for purchase

                                   **********

The fee table information contained in the "FUNDS AT A GLANCE - ORBITEX EMERGING TECHNOLOGY FUND" is replaced in its entirety with the following:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Orbitex Emerging Technology Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                    CLASS A        CLASS B      CLASS C
                                                                                     SHARES         SHARES       SHARES

      Maximum Sales Charge (Load) Imposed on Purchase (as a %
             of offering price)                                                     5.75%(1)         None          1.00%(7)
      Maximum Deferred Sales Charge (Load) (as a % of lower of
             original purchase price or redemption proceeds)                        None(2)          5.00%(3)      1.00%(4)
      Maximum Sales Charge (Load) Imposed on Reinvested
             Dividends/ Distributions                                               None             None          None
      Redemption Fee (as a % of amount redeemed, if applicable)                     None             None          None
      Exchange Fee                                                                  None             None          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED)
 FROM FUND ASSETS)
      Management Fees                                                               1.25%          1.25%        1.25%
      Distribution and/or Service (12b-1) Fees                                      0.40%          1.00%(5)     1.00%(5)
      Other Expenses                                                                2.80%(6)       2.80%(6)     2.80%(6)
                                                                                    --------       --------     --------

      Total Annual Operating Expenses                                               4.45%          5.05%        5.05%
                                                                                    -----          -----        -----
      Fee Waiver and Expense Reimbursement                                          1.95%(8)       1.95%(8)     1.95%(8)
      Net Expenses                                                                  2.50%          3.10%        3.10%
                                                                                    =====          =====        =====

(1) Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."

(2) Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your account - Classes in Detail -Class A - Reduced Sales Charge."

(3)  The CDSC payable upon redemption of Class B Shares declines over time.

(4) The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.

(5)  Including a 0.25% shareholder-servicing fee.

(6)  Other Expenses are estimated for the current fiscal year.

(7)  This fee may be waived for certain investors under certain circumstances.

(8) The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses at least until August 31, 2002, so that Class A Shares', Class B Shares' and Class C Shares' total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Orbitex Emerging Technology Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

  YEAR                         CLASS A                    CLASS B                    CLASS C
  ----                         -------                    -------                    -------
   1                           $   814                    $   813                    $   510
   3                           $ 1,678                    $ 1,642                    $ 1,428
   5                           $ 2,552                    $ 2,569                    $ 2,446
  10                           $ 4,780                    $ 4,818                    $ 4,985


You would pay the following expenses if you did not redeem your shares:

  YEAR                         CLASS A                    CLASS B                    CLASS C
  ----                         -------                    -------                    -------

   1                           $   814                    $   313                    $   410
   3                           $ 1,678                    $ 1,342                    $ 1,428
   5                           $ 2,552                    $ 2,369                    $ 2,446
  10                           $ 4,780                    $ 4,818                    $ 4,985

The following section is added to the Prospectus at the end of the section captioned "FUND DETAILS - ORBITEX EMERGING TECHNOLOGY FUND".

OTHER PERFORMANCE INFORMATION

The Fund recently commenced operations and does not have a performance record. On October 31, 2001, the Fund acquired substantially all the net assets of the Monument Digital Technology Fund (the "Predecessor Fund"), which was managed by Monument Advisors, Ltd. (the "Monument Advisor"). From May 8, 2001 to October 31, 2001, the Predecessor Fund was sub-advised by Orbitex Management, Inc. The investment objective and strategies of the Predecessor Fund were similar to those of the Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The chart below shows the performance of the Class A Shares of the Predecessor Fund from year to year. The information in the table gives some indication of the risks of an investment in the Fund, which are similar to the risks of an investment in the Predecessor Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The returns in the chart do not include the effect of the Predecessor Fund's front-end sales charge for Class A Shares, but do include the effect of fee waivers and expense reimbursements by the Monument Advisor. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

                  MONUMENT DIGITAL TECHNOLOGY FUND- CLASS A SHARES

                  TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31,

                  [INSERT CHART]

                     1999: 271.74%
                     2000: (56.88)%


                               [GRAPHIC OMITTED]

Average Annual Total Return (For the Period Ended December 31, 2000)

The following table sets forth the average annual total returns for Class A, Class B and Class C Shares of the Predecessor Fund relative to comparable broad-based indices. The returns in the following table include the effect of the Predecessor Fund's Class A and Class C Shares' maximum applicable front-end sales charge and Class B and Class C Shares' maximum applicable contingent deferred sales charge (CDSC) and the effect of fee waivers and expense reimbursements by the Monument Advisor. If those waivers and reimbursements had not been in effect, the returns would have been lower than those shown.


                                                               PAST 1 YEAR         SINCE INCEPTION
                                                                                   OF CLASS*


Predecessor Fund Class A                                      (56.88)%              41.85%
Predecessor Fund Class B                                      (57.15)%             (18.16)%
Predecessor Fund Class C                                       N/A                 (46.77)%
Nasdaq-100 Index**                                            (36.43)%              24.71%+
Inter@ctive Week Internet Index**                             (50.78)%              37.44%+
------------

     *The Predecessor Fund's Class A, Class B and Class C Shares commenced operations on November 16, 1998, October 6, 1999 and July 20, 2000, respectively.

     ** The Nasdaq-100 Index represents the largest and most active non-financial domestic and international issues listed on the Nasdaq Stock market based on market capitalization. The companies included in the index reflect the Nasdaq stock market's largest companies across major industry groups, which include computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. The index was established in January 1985, and as of December 21, 1998 the Nasdaq-100 Index was re-balanced to a modified market capitalization weighted index. Weightings are adjusted as needed on a quarterly basis. Numbers shown reflect the reinvestment of dividends.

     ***The Inter@active Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware.

     + From November 16, 1998.

The fee table information contained in the "FUNDS AT A GLANCE" - ORBITEX MEDICAL SCIENCES FUND" is replaced in its entirety with the following:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Orbitex Medical Sciences Fund.


                                                                                  CLASS A      CLASS B        CLASS C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                  SHARES       SHARES         SHARES
                                                                                  ------       ------         ------

      Maximum Sales Charge (Load) Imposed on Purchase (as a % offering price)     5.75%(1)      None          1.00%(7)
      Maximum Deferred Sales Charge (Load) (as a % of lower of
             original purchase price or redemption proceeds)                      None(2)      5.00%(3)       1.00%(4)
      Maximum Sales Charge (Load) Imposed on Reinvested
             Dividends/ Distributions                                             None         None           None
      Redemption Fee (as a % of amount redeemed, if applicable)                   None         None           None
      Exchange Fee                                                                None         None           None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


      Management Fees                                                             1.25%        1.25%          1.25%
      Distribution and/or Service (12b-1) Fees                                    0.40%        1.00%(5)       1.00%(5)
        Other Expenses                                                            1.37%(6)     1.37%(6)       1.37%(6)
                                                                                  --------     --------       -------
      Total Annual Operating Expenses                                             3.02%        3.62%          3.62%
      Fee Waiver and Expense Reimbursement                                        0.52%(8)     0.52%(8)       0.52%(8)
                                                                                  --------     --------       --------

      Net Expenses                                                                2.50%        3.10%          3.10%
                                                                                  =====        =====          =====

(1) Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A -Reduced Sales Charge."
(2) Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your Account - Classes in Detail - Class A Reduced Sales Charge."
(3)  The CDSC payable upon redemption of Class B Shares declines over time.
(4) The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.
(5)  Including a 0.25% shareholder-servicing fee.
(6)  Other Expenses are estimated for the current fiscal year.
(7)  The fee may be waived for certain investors under certain circumstances.
(8) The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non- recurring expenses, at least until August 31, 2002, so that Class A Shares', Class B Shares' and Class C Shares' total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the forgoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Orbitex Medical Sciences Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:




  YEAR                         CLASS A                    CLASS B                    CLASS C
  ----                         -------                    -------                    -------

   1                           $   814                    $   813                    $   510
   3                           $ 1,409                    $ 1,361                    $ 1,150
   5                           $ 2,028                    $ 2,030                    $ 1,911
  10                           $ 3,685                    $ 3,714                    $ 3,908


You would pay the following expenses if you did not redeem your shares:



  YEAR                         CLASS A                    CLASS B                    CLASS C
  ----                         -------                    -------                    -------
   1                           $   814                    $   313                    $   410
   3                           $ 1,409                    $ 1,061                    $ 1,150
   5                           $ 2,028                    $ 1,830                    $ 1,911
  10                           $ 3,685                    $ 3,714                    $ 3,908




The following section is added to the Prospectus at the end of the section captioned "FUND DETAILS - ORBITEX MEDICAL SCIENCES FUND".

OTHER PERFORMANCE INFORMATION

The Fund recently commenced operations and does not have a performance record. On October 31, 2001, the Fund acquired substantially all the net assets of the Monument Medical Sciences Fund (the "Predecessor Fund"), which was managed by Monument Advisors, Ltd. (the "Monument Advisor"). From May 8, 2001 to October 31, 2001, the Predecessor Fund was sub-advised by Orbitex Management, Inc. The investment objective and strategies of the Predecessor Fund were similar to those of the Fund.

The chart below shows the performance of the Class A Shares of the Predecessor Fund from year to year. The information in the table gives some indication of the risks of an investment in the Fund, which are similar to the risks of an investment in the Predecessor Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The returns in the chart do not include the effect of the Predecessor Fund's front-end sales charge for Class A Shares, but do include the effect of fee waivers and expense reimbursements by the Monument Advisor. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.



                  MONUMENT MEDICAL SCIENCES FUND- CLASS A SHARES

                  TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31,

                  [INSERT CHART]

                  1999: 66.96%
                  2000: 34.15%
-/
                               [GRAPHIC OMITTED]



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2000)

The following table sets forth the average annual total returns for Class A, Class B and Class C Shares of the Predecessor Fund relative to comparable broad-based indices. The returns in the following table include the effect of the Predecessor Class A and Class C Shares' maximum applicable front-end sales charge and Class B and Class C Shares' maximum applicable contingent deferred sales charge (CDSC) and the effect of fee waivers and expense reimbursements by the Monument Advisor. If those waivers and reimbursements had not been in effect, the returns would have been lower than those shown.


                                                               PAST 1 YEAR             SINCE INCEPTION
                                                                                       OF CLASS*
Predecessor Fund Class A                                       34.15%                  42.83%
Predecessor Fund Class B                                       33.40%                  54.58%
Predecessor Fund Class C                                       N/A                     (5.66)%
S&P 500 Index**                                               (10.17)%                 12.05%+
Russell 2000 Index***                                          (2.63)%                  4.84%+

     *The Predecessor Fund's Class A, Class B and Class C Shares commenced operations on January 6, 1998, October 12, 1999 and July 20, 2000, respectively.

     ** The S&P 500 Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

     ***The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

     + From January 5, 1998.